Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Note 2. Revenue
Disaggregation of Revenues
Revenue by Major Product Group
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Point in time revenues were immaterial for all periods presented in the condensed consolidated statements of operations. Revenue for the Company’s major product groups consists of the following (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue by Product Group
Betting Technology, Content and Services	$38,955	$27,421
Sports Technology and Services	5,406	3,818
Media Technology, Content and Services	9,377	4,130

Total	$53,738	$35,369

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue by Geographical Market:
Europe	$39,726	$28,898
Americas	10,405	4,293
Rest of the World	3,607	2,178

Total	$53,738	$35,369

In the three months ended March 31, 2021, Malta, Gibraltar, the United Kingdom and the United States of America represented 17%, 14%, 12% and 12% of total revenue, respectively. In the three months ended March 31, 2020, Gibraltar, Malta and the United Kingdom represented 15%, 14% and 14% of total revenue, respectively.
Revenues by Major Customers
No customers accounted for 10% or more of revenue in the three months ended March 31, 2021 and 2020, respectively.

Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations. Revenue allocated to remaining performance obligations was $237.8 million as of March 31, 2021.The Company expects to recognize approximately 36% in revenue within one year, and the remainder in the next 13—120 months.
During the three months ended March 31, 2021, the Company recognized revenue of $7.7 million for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables, contract assets, or contract liabilities (deferred revenue) on the Company’s condensed consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.
As of March 31, 2021, the Company had $14.4 million contract assets and $24.8 million of contract liabilities, recognized as deferred revenue. As of December 31, 2020, the Company had $10.1 million contract assets and $26.0 million of contract liabilities, recognized as deferred revenue.
The Company expects to recognize substantially all of the deferred revenue beginning balance with the next 12 months.
COVID-19
Due to
COVID-19,
sporting events were suspended, postponed or cancelled, resulting in service issues related to certain customer contracts for Betting Technology, Content and Services as there was a lack of available official sports data for higher-tiered sporting events, and customers entered into these contracts with the expectation they would have access to official sports data for higher-tiered sporting events. As a result, the Company entered into contract modifications with certain customers in the second and third quarter of 2020 to provide one-time
discounts on fixed fees in connection with Betting Technology, Content & Services, as compensation for the service issues, resulting in a reduction in revenue in the periods impacted. While the Company did not experience any service issues as a result of
COVID-19
for the three months ended March 31, 2021, the extent of the ongoing and future effects of
COVID-19
on the Company’s business is uncertain.

Note 3. Revenue
Disaggregation of Revenues
Revenue by Major Product Group
The Company’s product offerings primarily deliver a service to a customer satisfied over time, and not at a point in time. Point in time revenues were immaterial for all periods presented in the consolidated statements of operations. Revenue for the Company’s major product groups consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Product Group
Betting Technology, Content and Services	$110,618	$88,370	$21,581	$47,531
Sports Technology and Services	16,066	14,367	5,187	3,741
Media Technology, Content and Services	23,055	11,883	3,810	5,735

Total	$149,739	$114,620	$30,578	$57,007

Revenue by Geographic Market
Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Geographical Market:
Europe	$119,393	$90,453	$23,347	$43,524
Americas	20,419	15,699	4,188	7,809
Rest of the World	9,927	8,468	3,043	5,674

Total	$149,739	$114,620	$30,578	$57,007

In the year-ended December 31, 2020 (Successor), Malta, Gibraltar and the United Kingdom represented 16%, 15% and 13% of total revenue, respectively. In the year-ended December 31, 2019 (Successor), Gibraltar and Malta represented 16% and 12% of total revenue, respectively. In the period from September 8, 2018 through December 31, 2018 (Successor) and the period from January 1, 2018 through September 7, 2018 (Predecessor), Gibraltar, Malta and the United Kingdom represented 16%, 12% and 11% of total revenue, respectively.

Revenues by Major Customers
No customers accounted for 10% or more of revenue in the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor).
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods and excludes constrained variable consideration. The Company has excluded contracts with an original expected term of one year or less and variable consideration allocated entirely to wholly unsatisfied promises that form part of a single performance obligation from the disclosure of remaining performance obligations.
Revenue allocated to remaining performance obligations was $260.9 million as of December 31, 2020 (Successor). The Company expects to recognize approximately 36% in revenue within one year, and the remainder in the next 13—120 months.
During the year-ended December 31, 2020 (Successor), the Company recognized revenue of $20.3 million for variable consideration related to revenue share contracts for Betting Technology, Content and Services.
Contract Balances
The timing of revenue recognition may differ from the timing of invoicing to customers, and these timing differences result in receivables (see Note 4—
Accounts Receivable, Net)
, contract assets, or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets. The Company records a contract asset when revenue is recognized prior to the right to invoice or deferred revenue when revenue is recognized subsequent to invoicing. Contract assets are transferred to receivables when the rights to invoice and receive payment become unconditional.
As of December 31, 2020 (Successor), the Company had $10.1 million contract assets and $26.0 million of contract liabilities, recognized as deferred revenue. As of December 31, 2019 (Successor), the Company had $5.7 million contract assets and $16.0 million of contract liabilities, recognized as deferred revenue.
The $4.4 million increase in contract assets as compared to the balance of $5.7 million as of December 31, 2019 (Successor) is due to increase in the fulfillment of performance obligations prior to the right to invoice related to growth in business with existing customers, new customer acquisitions, and customer utilization. The $10.0 million increase in deferred revenue as compared to the balance of $16.0 million as of December 31, 2019 (Successor) is primarily due to cash payments received or due in advance of satisfying performance obligations, which were in the ordinary course of business.
Substantially all of the deferred revenue beginning balance as of each period presented has been recognized in the years ended December 31, 2020 and 2019 (Successor).
COVID-19
Due to
COVID-19,
sporting events were suspended, postponed or cancelled, resulting in service issues related to certain customer contracts for Betting Technology, Content and Services as there was a lack of available official sports data for higher-tiered sporting events, and customers entered into these contracts with the expectation they would have access to official sports data for higher-tiered sporting events. As result, the Company entered into contract modifications with certain customers in the second and third quarter of 2020 to provide one-time
discounts on fixed fees in connection with Betting Technology, Content and Services, as compensation for the service issues, resulting in a reduction in revenue in the periods impacted. Service issues as a result of
COVID-19
are not expected to continue after December 31, 2020.